Premises and Equipment - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Amount charged to operating expenses for depreciation					$ 6,700	$ 7,200	$ 9,000
Net Software cost included in other asset					14,850
Amount charged to operating expenses for software amortization	$ 1,136	$ 1,607	$ 3,567	$ 4,977	6,532	8,428	10,326
Software Amortization
Amount charged to operating expenses for software amortization					1,700	1,800	1,400
Software Costs
Net Software cost included in other asset					3,400	2,400
Premises And Equipment
Rental expenses for premises and equipment					$ 11,100	$ 13,400	$ 14,000